      ************************* FORM N-PX REPORT **************************
ICA File Number: 811-21445
Reporting Period: 07/01/2003 - 06/30/2004
FIRST FIDUCIARY TRUST

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21445

                              FIRST FIDUCIARY TRUST
               (Exact name of registrant as specified in charter)

                              442 West 47th Street
                              Kansas City, MO 64112
               (Address of principal executive offices) (Zip code)

                            Bradley A. Bergman, Esq.
                              442 West 47th Street
                              Kansas City, MO 64112
                     (Name and address of agent for service)

                                 (816) 329-1500
               Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: July 1, 2003 - June 30, 2004

ITEM 1:  PROXY VOTING RECORD

FIRST FIDUCIARY TRUST GROWTH FUND

The First  Fiduciary Trust Growth Fund series of the registrant did not hold any voting  securities during the reporting period and,  therefore,  such series did not vote any proxies during the reporting period.

FIRST FIDUCIARY TRUST CORE VALUE FUND

The First  Fiduciary Trust Core Value Fund series of the registrant did not hold any voting  securities during the reporting period and,  therefore,  such series did not vote any proxies during the reporting period.

FIRST FIDUCIARY TRUST INTERMEDIATE FIXED INCOME FUND

The  First  Fiduciary  Trust  Intermediate  Fixed  Income  Fund  series  of  the registrant did not hold any voting  securities  during the reporting period and, therefore, such series did not vote any proxies during the reporting period.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

         FIRST FIDUCIARY TRUST

By:      /s/Bradley A. Bergman
Name:    Bradley A. Bergman
Title:   President and Trustee

Date:    January 25, 2005